Related-Party Transactions Disclosure: Schedule of Related Party Transactions (Details) - USD ($)	Jul. 31, 2020	Jan. 31, 2020	Jan. 31, 2019
Due to related parties	$ 11,721	$ 7,282	$ 1,849
Company owned by an officer
Due to related parties	171	110	25
Company controlled by directors
Due to related parties	7,080	7,172	$ 1,824
CEO
Due to related parties	970	0
CFO
Due to related parties	1,000	0
Major shareholder
Due to related parties	$ 2,500	$ 0